Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 722	$ 402
Trade receivables, net	4,303	3,342
Other receivables	1,947	2,083
Due from related parties	5	5
Due from Joint Ventures		1,408
Inventories	289	791
Prepaid expenses	383	777
Current assets held for sale	997	2,126
Deferred charges, net	1,358	829
Total current assets	10,004	11,763
Restricted cash	31	31
Vessels and other fixed assets, net	111,440	121,244
Deferred charges, net	58
Long-term assets held for sale		56,572
Goodwill	236	236
Other non-current assets		477
Total non-current assets	111,765	178,560
Total assets	121,769	190,323
Current liabilities
Current portion of long-term debt	67,947	64,338
Accounts payable, trade	15,149	14,210
Businness Acquisition Obligation	5,026	5,682
Accrued interest	17,421	12,957
Accrued liabilities	8,253	7,503
Convertible notes, net	85,143	85,685
Capital lease obligations	37,219	5,225
Deferred income	399	145
Financial instruments carried at fair value	10,067	39,300
Due to related parties	454	299
Current liabilities held for sale	4,447	4,373
Investments in Joint Ventures	2,158
Other current liabilities	37,352	7,745
Total current liabilities	291,035	247,462
Non-current liabilities
Capital lease obligations		32,785
Convertible notes, net	5,706	11,436
Long-term liabilities held for sale		1,050
Dividends of Series A-1 Preference Shares	235
Long-term debt, net		7,707
Total non-current liabilities	5,941	52,978
Total liabilities	296,976	300,440
Shareholders' deficit
Preferred Shares, $0.01 par value, 500 million shares authorized, no shares issued and outstanding as of December 31, 2015 and December 31, 2014,	0
respectively Series B Preference Shares, $0.01 par value face value $ 1,000 per share, 100,000 shares authorized, 35,317 and no shares issued and outstanding as of December 31, 2015 and December 31, 2014, respectively
Preference Additional Paid-in Capital	28,270
Common Shares, $0.00001 par value, 50 billion shares authorized, 22.13 million and 1.03 million shares issued and outstanding as of December 31, 2015 and December 31, 2014, respectively	0	0
Additional paid-in capital	934,664	929,848
Accumulated deficit	(1,135,581)	(1,038,434)
Total NewLead Holdings' shareholders' deficit	(172,647)	(108,586)
Noncontrolling interest deficit	(2,560)	(1,531)
Total shareholders' deficit	(175,207)	(110,117)
Total liabilities and shareholders' deficit	$ 121,769	$ 190,323